Investment Holding Level 4 Net Realized Capital Gains and Sale of AFS (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Gain (Loss) on Securities [Line Items]
Available-for-sale Securities, Gross Realized Gains	$ 49	$ 12	$ 67	$ 226
Available-for-sale Securities, Gross Realized Losses	(112)	(38)	(18)	(58)
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	0	(7)	(4)	(14)
Foreign Currency Transaction Gain (Loss), before Tax	(6)	9	(4)	(1)
Realized Investment Gains (Losses)	(107)	142	(275)	(60)
Other net realized capital gains (losses)	(107)	149	(271)	(46)
Proceeds from Sale of Debt Securities, Available-for-sale	4,397	3,303	3,498	10,315
Equity Securities [Member]
Gain (Loss) on Securities [Line Items]
Available-for-sale Securities, Gross Realized Gains				13
Available-for-sale Securities, Gross Realized Losses				(1)
Proceeds from Sale of Debt Securities, Available-for-sale				203
Debt Securities [Member]
Gain (Loss) on Securities [Line Items]
Available-for-sale Securities, Gross Realized Gains	45	12	67	211
Available-for-sale Securities, Gross Realized Losses	(47)	(37)	(16)	(56)
Proceeds from Sale of Debt Securities, Available-for-sale	3,523	2,523	2,541	7,979
Not Designated as Hedging Instrument [Member]
Gain (Loss) on Securities [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(27)	187	(315)	(217)
Not Designated as Hedging Instrument [Member] | Other Credit Derivatives [Member]
Gain (Loss) on Securities [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(10)	35	54	0
Variable Annuity [Member]
Gain (Loss) on Securities [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(24)	165	(365)	(212)
Foreign Exchange Forward [Member] | Not Designated as Hedging Instrument [Member]
Gain (Loss) on Securities [Line Items]
Derivative, Gain (Loss) on Derivative, Net	7	(10)	(4)	(5)
Other Investments [Member]
Gain (Loss) on Securities [Line Items]
Gain (Loss) on Disposition of Other Financial Assets	(23)	37	51	2
Equity Securities [Member]
Gain (Loss) on Securities [Line Items]
Marketable Securities, Realized Gain (Loss)	2	(21)	2	0
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	0	0	0	0
Net Realized and Unrealized Gain (Loss) on Trading Securities	(3)	(14)	(2)
Mortgages [Member]
Gain (Loss) on Securities [Line Items]
SEC Schedule, 12-09, Valuation Allowances and Reserves, Increase (Decrease) Adjustment	0	5	0	(2)
GMWB Derivatives, Net [Member]
Gain (Loss) on Securities [Line Items]
Derivative, Gain (Loss) on Derivative, Net	12	12	53	48
Macro Hedge Program [Member]
Gain (Loss) on Securities [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ (36)	$ 153	$ (418)	$ (260)